Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 13,948.5	€ 13,443.8	€ 10,775.2
ITALY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,969.4	2,853.3	2,364.5
SPAIN
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,476.5	2,416.2	1,883.4
UNITED KINGDOM
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,044.6	2,031.0	1,589.7
IRELAND
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	757.4	791.0	640.4
Other
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 5,700.6	€ 5,352.3	€ 4,297.2